Marketable Securities And Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities And Short Term Investments [Abstract]
Schedule Of Marketable Securities

	December 31	December 31
	2011	2012

Trading	$1,666	$213
Available for sale	17,098	12,672
Short term investments	-	1,339
	$18,764	$14,224

Schedule Of Available-For-Sale Securities

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2012
Available- for- sale:
Corporate debentures	$10,868	$163	$(17)	$11,014
Governmental debentures	1,607	51	-	1,658
	$12,475	$214	$(17)	$12,672

As of December 31, 2011
Available- for- sale:
Corporate debentures	$14,347	$83	$(191)	$14,239
Governmental debentures	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

Schedule Of Available-For-Sale Securities Maturities

Market Value
Within One year	$2,466
1 to 2 years	6,079
2 to 3 years	4,128
$12,672

Schedule Of Gross Unrealized Losses On Available-For-Sale Securities
At December 31, 2012	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685